Related Parties (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Compensation For Key Management Personnel
Compensation for key management personnel is as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Basic compensation and bonuses	332	359	275
Share-based compensation	16	40	24

Total	348	399	299